Loss Per Share (Details) - Schedule of basic and diluted net income (loss) per ordinary share (Parentheticals)	6 Months Ended
	Dec. 31, 2022 ¥ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 ¥ / shares
Schedule of basic and diluted net income loss per ordinary share [Abstract]
Diluted net loss per ordinary share | (per share)	¥ (0.348)	$ (0.050)	¥ (0.434)